ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE
ACCOUNTS AND NOTES RECEIVABLE

6.                                      ACCOUNTS AND NOTES RECEIVABLE

Accounts and notes receivable consists of the following:

	As of December 31,
	2011	2012

Accounts receivable	$15,135	$18,629
Notes receivable	—	329

Accounts and notes receivable, gross	15,135	18,958
Allowance of doubtful accounts	(224)	(556)

Accounts and notes receivable, net	$14,911	$18,402

Accounts receivable and notes receivable represent amounts earned under advertising contracts at the respective balance sheet dates.  These amounts become billable according to the contract term. The notes receivable were bank accepted drafts and subsequently settled in early 2013.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2010	2011	2012

Balance at beginning of year	$253	$233	$224
Charge to expenses	446	831	1,357
Transferring out as a result of disposal of discontinued operations	(176)	—	—
Reversal	—	(429)	(1,032)
Write off	(304)	(428)	—
Exchange difference	14	17	7

Balance at end of year	$233	$224	$556